INVESTMENT IN NOVEL LABORATORIES INC.(Details Textual) - USD ($)		12 Months Ended
	Jun. 10, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2006
Investment In Novel Laboratories Inc [Line Items]
Proceeds from Divestiture of Interest in Joint Venture	$ 5,000,000
Cost Method Investments	3,329,322
Gain on Sale of Investments	$ 1,670,685	$ 0	$ 1,670,685	$ 0
Novel Laboratories Inc [Member]
Investment In Novel Laboratories Inc [Line Items]
Noncontrolling Interest, Ownership Shares Held by Parent	9,800				9,800